Statement of Earnings - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Income Statement [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)

Income per share attributable to AngloGold Ashanti common stockholders: (cents) (see note K)

Net income
Ordinary shares	233	309
E Ordinary shares	117	155
Ordinary shares - diluted	192	254
E Ordinary shares - diluted	109	143

Weighted average number of shares used in computation
Ordinary shares	384,299,440	382,918,604
Ordinary shares - diluted	419,369,278	417,764,833
E Ordinary shares - basic and diluted	2,541,262	2,958,298

Dividend declared per ordinary share (cents)	50	23
Dividend declared per E ordinary share (cents)	25	12